Deposits from credit institutions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deposits from credit institutions

16.	Deposits from credit institutions

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of Reais	2025	2024
Classification:
Financial liabilities at amortized cost	146,867,521	158,565,482
Total	146,867,521	158,565,482
Type:
Demand deposits (1)	1,951,466	858,846
Time deposits (2)	119,636,099	126,587,555
Repurchase agreements	25,279,956	31,119,081
Comprising:
Backed operations with Government Securities	25,279,956	31,119,081
Total	146,867,521	158,565,482
(1)	Non-remunerated accounts.
(2)	Includes transactions with credit institutions arising from export and import financing lines, domestic transfers (BNDES and Finame), foreign transfers, and other overseas credit lines.

Thousand of Reais	2025	2024
Currency:
Real	44,745,286	46,181,480
Euro	4,401,697	8,739,945
U.S. dollar	97,002,609	101,701,923
Other currencies	717,929	1,942,134
Total	146,867,521	158,565,482